Exhibit 99.1

Key Commercial Mortgage Trust 2018-S1
Commercial Mortgage Pass Through Certificates, Series 2018-S1

Report To:

Key Commercial Mortgage Securities LLC

KeyBank National Association

KeyBanc Capital Markets Inc.

Performance Trust Capital Partners, LLC

17 September 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Key Commercial Mortgage Securities LLC KeyBank National Association KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114

Performance Trust Capital Partners, LLC 500 West Madison, Suite 450 Chicago, Illinois 60661

Re:	Key Commercial Mortgage Trust 2018-S1

Commercial Mortgage Pass-Through Certificates, Series 2018-S1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Key Commercial Mortgage Securities LLC (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
g.	A draft of the preliminary private placement memorandum for the Key Commercial Mortgage Trust 2018-S1 securitization transaction (the “Draft Preliminary Private Placement Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Private Placement Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Private Placement Memorandum or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 September 2018

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the beneficial ownership interests in Key Commercial Mortgage Trust 2018-S1 (the “Issuing Entity”) that will be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 31 fixed-rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 40 commercial, multifamily and manufactured housing community properties.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans as of the related due date of each Mortgage Loan in October 2018 or, in the case of any Mortgage Loan that has its first due date in November 2018, the date that would have been its due date in October 2018 under the terms of the Mortgage Loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 6

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.       Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Guarantor” (each, a “Related Borrower”). Using the Related Borrower information, we compared the “Related Borrowers (Y/N)” and “Related Borrowers List” characteristics to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the ”Related Borrowers (Y/N)” and “Related Borrowers List” characteristics for the Mortgage Loans identified on the Final Data File as:

a.	American U-Stor Self Storage,
b.	Kingston Self Storage and
c.	Patterson Secure Storage,

the Depositor indicated that the respective “Guarantors” shown on the Final Data File are related entities and instructed us to use “Yes” and “Group 2” for the ”Related Borrowers (Y/N)” and “Related Borrowers List” characteristics, respectively.

6.	Using the:
a.	First Payment Date and
b.	Maturity Date or ARD

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document(s),

of each Mortgage Loan (except for the Interest Only Loan (as defined in Note 18 of Exhibit 2 to Attachment A), which is described in the succeeding paragraph of this Item 7.), we recalculated the “Original IO Period (Months)” of each Mortgage Loan (except for the Interest Only Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loan, the Depositor instructed us to use the “Original Term to Maturity (Months)” for the “Original IO Period (Months)” characteristic.

8.	Using the:
a.	Original Balance,
b.	Gross Interest Rate and
c.	Monthly Debt Service (P&I)

of each Mortgage Loan (except for the Interest Only Loan, which is described in the succeeding paragraph of this Item 8.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loan) has a fixed level monthly payment, we recalculated the “Original Amort. Term (Months)” of each Mortgage Loan (except for the Interest Only Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loan, the Depositor instructed us to use “0” for the “Original Amort. Term (Months)” characteristic.

9.	Using the:
a.	Seasoning as of Cut-off Date (Months),
b.	Original Term to Maturity (Months),
c.	Original IO Period (Months) and
d.	Original Amort. Term (Months)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months),
ii.	Remaining IO Period and
iii.	Remaining Amort. Term (Months) (except for the Interest Only Loan, which is described in the succeeding paragraph of this Item 9.)

of each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loan, the Depositor instructed us to use “0” for the “Remaining Amort. Term (Months)” characteristic.

Attachment A Page 4 of 6

10.	Using the:
a.	Original Balance,
b.	Interest Accrual Method,
c.	Original IO Period (Months),
d.	First Payment Date,
e.	Maturity Date or ARD,
f.	Gross Interest Rate and
g.	Monthly Debt Service (P&I)

of each Mortgage Loan, all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance”) and
ii.	The “Maturity Date or ARD” of each Mortgage Loan (the “Maturity Date Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

Attachment A Page 5 of 6

11.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Private Placement Memorandum and
c.	The applicable assumptions and calculation methodologies provided by the Depositor that are described in the succeeding paragraphs of this Item 11.,

we recalculated the:

i.	UW NOI DSCR (P&I),
ii.	UW NOI DSCR (IO),
iii.	UW NCF DSCR (P&I),
iv.	UW NCF DSCR (IO),
v.	Annual Debt Service (P&I),
vi.	Annual Debt Service (IO),
vii.	Cut-off Date LTV,
viii.	Maturity Date LTV,
ix.	Third Most Recent NOI Debt Yield,
x.	Second Most Recent NOI Debt Yield,
xi.	Most Recent NOI Debt Yield,
xii.	Underwritten NOI Debt Yield,
xiii.	Underwritten NCF Debt Yield,
xiv.	% by Cut-off Date Balance and
xv.	Cut-off Date Balance per Unit or Sq. Ft.

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “UW NOI DSCR (P&I),” “UW NOI DSCR (IO),” “UW NCF DSCR (P&I)” and “UW NCF DSCR (IO)” to two decimal places and the “Cut-off Date LTV,” “Maturity Date LTV,” “Third Most Recent NOI Debt Yield,” “Second Most Recent NOI Debt Yield,” “Most Recent NOI Debt Yield,” “Underwritten NOI Debt Yield” and “Underwritten NCF Debt Yield” to the nearest 1/10th of one percent.

For each Amortizing Loan (as defined in Note 18 of Exhibit 2 to Attachment A) the Depositor instructed us to use “N/A” for the “UW NOI DSCR (IO)” and “UW NCF DSCR (IO)” characteristics.

For each Interest Only Loan, the Depositor instructed us to use “N/A” for the “UW NOI DSCR (P&I)” and “UW NCF DSCR (P&I)” characteristics.

Attachment A Page 6 of 6

12.	Using the:
a.	Largest Tenant Sq. Ft.,
b.	2nd Largest Tenant Sq. Ft.,
c.	3rd Largest Tenant Sq. Ft.,
d.	4th Largest Tenant Sq. Ft.,
e.	5th Largest Tenant Sq. Ft. and
f.	Units/Sq. Ft.

of each Mortgage Loan (or for the Multiple Property Loans, for each Underlying Property), as applicable, all as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of Sq. Ft.,
ii.	2nd Largest Tenant % of Sq. Ft.,
iii.	3rd Largest Tenant % of Sq. Ft.,
iv.	4th Largest Tenant % of Sq Ft. and
v.	5th Largest Tenant % of Sq. Ft.

of each Mortgage Loan (or for the Multiple Property Loans, for each Underlying Property). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Deferred Maintenance Escrow at Closing and
b.	Deferred Maintenance Recommended per Report ($)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “% of Total Recommended Deferred Maintenance Amount Escrowed” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Gross Interest Rate and
b.	Administrative Fee Rate

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Depositor

• Stein Fibers Portfolio • Apache Junction MHC Portfolio • Reger Portfolio	Original Balance	The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

Cut-off Date Balance and Maturity Date Balance

The “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

• Indian Hill & Cherry Hill MHC Portfolio	Original Balance	The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations provided by the Depositor that are described in Note 1 below

	Cut-off Date Balance and Maturity Date Balance	The “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are described above

Notes:

1.	For the Underlying Properties securing the Multiple Property Loan identified on the Preliminary Data File as “Indian Hill & Cherry Hill MHC Portfolio,” the Depositor instructed us to use the “Original Balance” allocations shown in the table below:

Underlying Property	Original Balance

Cherry Hill Pointe MHC	$1,646,800
Indian Hill Pointe MHC	$5,278,200

2.	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Depositor” columns that have not been previously defined are defined in Attachment A and Exhibit 2 to Attachment A of this report.

Exhibit 2 to Attachment A Page 1 of 17

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
MSA	MSA Excel Support File
North or South CA (NCA/SCA) (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 4)	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary
Units/Sq. Ft. (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Primary Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Physical Occupancy (see Notes 4 and 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report or STR Report
Physical Occupancy as of Date (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report or STR Report
2017 Occupancy (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report or Historical Occupancy Summary

Exhibit 2 to Attachment A Page 2 of 17

Property Information: (continued)

Characteristic	Source Document(s)

2017 Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report or Historical Occupancy Summary
2016 Occupancy	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report or Historical Occupancy Summary
2016 Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report or Historical Occupancy Summary

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Date	Appraisal Report
Appraisal Value (see Note 7)	Appraisal Report
Date of Valuation (see Note 7)	Appraisal Report
Appraisal Value (As Stabilized)	Appraisal Report
Date of Valuation (As Stabilized)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Phase I Date	Phase I Environmental Report or Database Letter
Engineering Report Date	Engineering Report
Deferred Maintenance Recommended per Report ($)	Engineering Report
Phase II Date (see Note 8)	Phase II Environmental Report
Earthquake Zone 3 or 4 (Y/N) (see Note 4)	Engineering Report
Seismic Report Date (see Note 9)	Seismic Report
PML (%) (see Note 9)	Seismic Report
Environmental Insurance (Y/N) (see Notes 4 and 10)	Environmental Insurance Certificate
Environmental Insurance in Lieu of Phase II (Y/N) (see Note 10)	Phase I Environmental Report, Environmental Insurance Certificate or Insurance Review Document
Earthquake Insurance (Y/N) (see Note 10)	Property Insurance Certificate or Insurance Review Document
Blanket Insurance Policy (Y/N) (see Notes 4 and 10)	Property Insurance Certificate or Insurance Review Document
Windstorm Insurance (Y/N) (see Note 10)	Property Insurance Certificate or Insurance Review Document

Exhibit 2 to Attachment A Page 3 of 17

Third Party Information: (continued)

Characteristic	Source Document(s)

Terrorism Insurance (Y/N) (see Note 10)	Property Insurance Certificate or Insurance Review Document
Flood Insurance (Y/N) (see Note 10)	Property Insurance Certificate or Insurance Review Document
Flood Zone (Y/N)	Engineering Report or Property Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Major Tenant Information: (see Notes 5, 11 and 12)

Characteristic	Source Document(s)

Largest Tenant (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq. Ft. (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration Date (see Notes 4 and 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration Date (see Note 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration Date (see Note 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration Date (see Note 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 17

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration Date (see Note 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 14)

Characteristic	Source Document

Third Most Recent Operating Statement Date	Underwriter’s Summary Report
Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent Operating Statement Date	Underwriter’s Summary Report
Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent Operating Statement Date	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Underwritten EGI	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Cap Ex	Underwriter’s Summary Report
Underwritten TI/LC	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
Underwritten Occupancy %	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow Required (Y/N/Springing)	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow Monthly Deposit (see Note 15)	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 5 of 17

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Tax Escrow Current Balance (see Note 16)	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow at Closing	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Required (Y/N/Springing)	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Monthly Deposit (see Note 15)	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Current Balance (see Note 16)	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow at Closing	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Monthly Deposit (see Note 15)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Cap (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Current Balance (see Note 16)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Monthly Deposit (see Note 15)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Cap (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Current Balance (see Note 16)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 6 of 17

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

TI/LC Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow Required (Y/N)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow Current Balance (see Note 16)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Monthly Deposit (see Note 15)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Cap (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Current Balance (see Note 16)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Springing Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Release Provisions	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 7 of 17

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Borrower State of Incorporation	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Original Balance

For all Mortgage Loans:

• Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan Calculation Methodologies

Note Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (IO) (see Note 18)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (P&I) (see Note 18)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Day	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Maturity Date or ARD	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Loan (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Rate Step	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (P&I) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (IO) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Gross Interest Rate	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Amortization Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 8 of 17

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox Type (see Note 20)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Deposit Account Agreement or Cash Management Agreement
Cash Management Status (see Note 20)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Deposit Account Agreement or Cash Management Agreement
Description of Springing Lockbox/Cash Flow Sweep	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Cash Management Agreement
Prepayment Provision	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
LO End Date (see Note 21)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepay Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepayment Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Release Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel Release Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Options Description	Ground Lease or Ground Lease Estoppel
Cross-Collateralized/Cross-Defaulted (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Cross Collateralization Agreement

Exhibit 2 to Attachment A Page 9 of 17

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period at Maturity (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period at Maturity (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Default Interest %	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Sponsor (see Note 4)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Guarantor (see Note 4)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Environmental Indemnitor	Environmental Indemnity Agreement, Loan Agreement or Loan Modification Agreement
SAE (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
SPE (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Y/N)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Non-Consolidation Opinion
Independent Director (Y/N - #)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hotel Franchise Agreement Expiration Date	Franchise Agreement
Assumption Provision (Y/N)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Loan Purpose (see Note 4)	Closing Statement, Purchase and Sale Agreement or Asset Summary Report

Exhibit 2 to Attachment A Page 10 of 17

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “North or South CA (NCA/SCA)” characteristic for each mortgaged property on the Preliminary Data File with the “State” characteristic as “CA,” the Depositor instructed us to consider “Zip Code” values of 93600 and higher, as shown on the Preliminary Data File, as “NCA” and “Zip Code” values lower than 93600, as shown on the Preliminary Data File, as “SCA.”

3.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 3), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Preliminary Data File as:

a.       Sutherland Business Center,

b.       Murchison Building and

c.       775 West Jackson Boulevard,

which are secured by more than one property type, as shown in the applicable Source Document(s), the Depositor instructed us to use “Mixed Use” for the “Property Type” characteristic.

Exhibit 2 to Attachment A Page 11 of 17

Notes: (continued)

4.	For the Mortgage Loans listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

Griffiss Park Suites	Year Renovated	<blank>	2012

Safe and Sound Self	Year Renovated	<blank>	2018
Storage	Blanket Insurance Policy (Y/N)	Yes	No

Park Terrace Apartments	Year Renovated	<blank>	2015

775 West Jackson Boulevard	2017 Occupancy	80.9%	79.0%

American U-Stor Self Storage	Earthquake Zone 3 or 4 (Y/N)	<blank>	No

Round Top RV MHC	Environmental Insurance (Y/N)	No	Yes

Hillcrest Plaza	Physical Occupancy	89.3%	100.0%
	Largest Tenant	Rodeo Drive Deals	Tornetta Properties, Inc.
	Largest Tenant Sq. Ft.	4,360	5,343
	Largest Tenant Lease Expiration Date	12/31/2020	MTM
	Loan Purpose	<blank>	Refinance
	Sponsor	<blank>	Hillcrest Plaza, L.P.
	Guarantor	<blank>	Hillcrest Plaza, L.P.

Hickory Street Self Storage	Loan Purpose	Acquisition	Refinance

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

Exhibit 2 to Attachment A Page 12 of 17

Notes: (continued)

5.	For the purpose of comparing the “Units/Sq. Ft.,” “Physical Occupancy” and “Major Tenant Information” characteristics, the Depositor instructed us to include any improvements associated with sublease tenants, as shown in the applicable Source Document(s).

For the purpose of comparing the “Units/Sq. Ft.,” “Physical Occupancy” and “Major Tenant Information” characteristics for the Mortgage Loans listed in Table A2, the Depositor instructed us to exclude the square footage and tenancy information related to the tenants listed in the “Excluded Tenant” column that was shown in the applicable Source Document(s).

Table A2:

Mortgage Loan	Excluded Tenant

Sutherland Business Center	Outback Steakhouse
Lacey Urban Center	Dutch Bros Coffee
Hillcrest Plaza	Friendly Ice cream Corp. #897

6.	For each Mortgage Loan and Underlying Property on the Preliminary Data File with the “Single-Tenant (Y/N)” characteristic as “Yes,” the Depositor instructed us to use the Cut-off Date of the related Mortgage Loan for the “Physical Occupancy as of Date” characteristic.

7.	For the Mortgage Loan listed in Table A3, the applicable appraisal report Source Document includes multiple appraised values, which are shown in Table A3.

Table A3:
Mortgage Loan	Appraised Value Description	Source Document Appraised Value	Source Document Date of Appraised Value	Appraisal Value	Date of Valuation

Constellation Brands	As Is	$10,410,000	13 October 2017	$10,500,000	15 November 2017
	Prospective As Stabilized	$10,500,000	15 November 2017

For the Mortgage Loan listed in Table A3, the Depositor instructed us to use the information shown in the “Appraisal Value” and “Date of Valuation” columns in Table A3 for the “Appraisal Value” and “Date of Valuation” characteristics, respectively.

8.	The Depositor instructed us to perform procedures on the ”Phase II Date” characteristic only for mortgaged properties that contained a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 13 of 17

Notes: (continued)

9.	The Depositor instructed us to perform procedures on the:

a.       Seismic Report Date and

b.       PML %

characteristics only for mortgaged properties that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the:

a.       Environmental Insurance (Y/N),

b.       Environmental Insurance in Lieu of Phase II (Y/N),

c.       Earthquake Insurance (Y/N),

d.       Blanket Insurance Policy (Y/N),

e.       Windstorm Insurance (Y/N),

f.       Terrorism Insurance (Y/N) and

g.       Flood Insurance (Y/N)

characteristics, the Depositor instructed us to use the applicable Source Document(s) even if these Source Document(s) expired prior to the Cut-off Date.

For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Depositor instructed us to use “Yes” if there was an environmental insurance certificate Source Document in the related loan file which indicates that environmental insurance is in place.

11.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

13.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration Date,
b.	2nd Largest Tenant Lease Expiration Date,
c.	3rd Largest Tenant Lease Expiration Date,
d.	4th Largest Tenant Lease Expiration Date and
e.	5th Largest Tenant Lease Expiration Date

characteristics, the Depositor instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

Exhibit 2 to Attachment A Page 14 of 17

Notes: (continued)

14.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

15.	For the purpose of comparing the:

a.       Tax Escrow Monthly Deposit,

b.       Insurance Escrow Monthly Deposit,

c.       CapEx Escrow Monthly Deposit,

d.       TI/LC Escrow Monthly Deposit and

e.       Other Escrow Monthly Deposit

characteristics, the Depositor instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s) and
ii.	Use “$0” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Preliminary Data File was “$0,” we performed no procedures to determine if the balance in the related reserve account as of the Cut-off Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

16.	For the purpose of comparing the:

a.       Tax Escrow Current Balance,

b.       Insurance Escrow Current Balance,

c.       CapEx Escrow Current Balance,

d.       TI/LC Escrow Current Balance,

e.       Deferred Maintenance Escrow Current Balance and

f.       Other Escrow Current Balance

characteristics, the Depositor instructed us to use the sum of:

i.	The initial escrow amount for the applicable reserve, as shown on the Preliminary Data File, and
ii.	The product of:
(a)	The ongoing escrow payment amount for the applicable reserve, as shown on the Preliminary Data File and
(b)	The “Seasoning as of Cut-off Date (Months)” (as defined in Item 4. of Attachment A) of the related Mortgage Loan, as shown on the Preliminary Data File.

Exhibit 2 to Attachment A Page 15 of 17

Notes: (continued)

16. (continued)

For the purpose of the calculation methodology described in the preceding paragraph, the Depositor instructed us to ignore any reserve cap stipulations that may exist for any of the applicable reserves related to the characteristics listed in a. through f. of the preceding paragraph.

We performed no procedures to determine if the current escrow balances recalculated as described in this Note 16 agree with the actual balances in the respective escrow accounts as of the Cut-off Date.

17.	For the purpose of comparing the:

a.       CapEx Escrow Cap,

b.       TI/LC Escrow Cap and

c.       Other Escrow Cap

characteristics, the Depositor instructed us to use the reserve cap amounts at the time of origination that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

18.	For the Mortgage Loans on the Preliminary Data File which:
a.	Have “Interest Only” for the “Amortization Type” characteristic on the Preliminary Data File (the “Interest Only Loan”) or
b.	Have “Partial IO” for the “Amortization Type” characteristic on the Preliminary Data File (the “Partial IO Loans”),

all of which have “Actual/360” for the “Interest Accrual Method” characteristic on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:

i.	The “Original Balance,” as shown on the Preliminary Data File,
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
iii.	365/360.

For the Mortgage Loans which have “Amortizing” for the “Amortization Type” characteristic on the Preliminary Data File (the “Amortizing Loans”), the Depositor instructed us to use “$0.00” for the “Monthly Debt Service (IO)” characteristic.

For the Partial IO Loans, the Depositor instructed us to use the monthly debt service amount following the expiration of the “Original IO Period (Months)” (as defined in Item 7. of Attachment A) for the “Monthly Debt Service (P&I)” characteristic.

For the Interest Only Loan, the Depositor instructed us to use “$0.00” for the “Monthly Debt Service (P&I)” characteristic.

Exhibit 2 to Attachment A Page 16 of 17

Notes: (continued)

19.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Day” after the end of the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the “First Payment Date (P&I)” characteristic, the Depositor instructed us to:

a.	Use the “First Payment Date,” as shown on the Preliminary Data File, for each Amortizing Loan,
b.	Use the first “Payment Day” following the expiration of the “Original IO Period (Months)” for each Partial IO Loan and
c.	Use “N/A” for each Interest Only Loan.

For the purpose of comparing the “First Payment Date (IO)” characteristic, the Depositor instructed us to:

a.	Use the “First Payment Date,” as shown on the Preliminary Data File, for each Partial IO Loan and Interest Only Loan and
b.	Use “N/A” for each Amortizing Loan.

Exhibit 2 to Attachment A Page 17 of 17

Notes: (continued)

20.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account (rather than tenants, or in the case of hospitality mortgaged properties, credit card companies, depositing such rents directly) and
c.	Springing - a lockbox that is not currently in place, but the applicable Source Documents(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

For the purpose of comparing the “Cash Management Status” characteristic, the Depositor instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s), with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis and
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

21.	For the purpose of comparing the “LO End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Day” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Pool No.
Loan ID
Mortgage Loan Seller
Property Name
Property Flag
Number of Properties
Mortgage Loan Originator
Owner-Occupied >20% (Y/N - %)
Final Maturity Date
Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N) New or Recycled Borrowing Entity
Borrower Issue Description
Discounted Payoff (DPO), Maturity Default (MD), Loan Modification (LM)
Two-Tier SPE (Y/N)
Material Recognized Environmental Concern (Y/N – Description)
Current Additional Financing in Place (Y/N/Silent)
Cut-off Date Subordinate Debt Balance
Additional Financing Permitted in Future (Y/N/Silent)
Type/Terms of Additional Future Financing
Pari Passu (Y/N)?
Cut-off Date Pari Pasu Mortgage Debt Balance
Administrative Fee Rate
Footnotes
Sort

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.